Fair value of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Book Value	$ 159,467	$ 19,303
Cash and cash equivalents - Fair Value	159,467	19,303
Restricted cash - Book Value	9,979	11,425
Restricted cash - Fair Value	9,979	11,425
Amounts due from related parties, short-term - Book Value	0	5,000
Amounts due from related parties, short-term - Fair Value	0	5,000
Amounts due from related parties, long-term - Book Value	35,245	0
Amounts due from related parties, long-term - Fair Value	35,245	0
Amounts due to related parties, short-term - Book Value	(64,204)	(35,979)
Amounts due to related parties, short-term - Fair Value	(64,204)	(35,979)
Notes receivable, net of current portion - Book Value	0	8,013
Notes receivable, net of current portion - Fair Value	0	8,013
Long-term borrowings, including current portion, net - Book Value	(1,361,709)	(486,857)
Long-term borrowings, including current portion, net - Fair Value	$ (1,374,445)	$ (491,169)